Trade Payables - Schedule of Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Payables [Abstract]
Accrued expenses	$ 608	$ 538
Open debts	208	264
Trade payables	$ 816	$ 802